OTHER FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Disclosure of detailed information about fair value of financial instruments [Table Text Block]
	December 31, 2024	December 31, 2023
FVTPL marketable securities (a)	$1,283	$6,279
FVTOCI marketable securities (b)	48,498	56,101
Total other financial assets	$49,781	$62,380